Schedule of cash and cash equivalents (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Cash on hand and petty cash	$ 1,412	$ 3,517
Checking accounts and demand deposits	593,601	94,152
Cash and cash equivalents	$ 595,013	$ 97,669	$ 909,995	$ 649,106